Commitments and Contingencies (Details) - Schedule of future minimum lease payments	Sep. 30, 2021 USD ($)
Schedule of future minimum lease payments [Abstract]
2021 (remainder of year)	$ 11,962
2022	143,541
2023	143,541
2024	143,541
2025	143,541
2026	143,541
2027	134,409
Total lease payments	$ 864,076